Fair Value of Financial Assets and Liabilities - Schedule of Fair Value by Balance Sheet Location (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Assets
Restricted cash: money market funds	$ 6,100	$ 5,400
Liabilities
Warrants	23,224	0
Preferred Stock Warrant | Level 3
Liabilities
Warrants		11,359
Fair Value, Recurring | Level 1
Assets
Cash equivalents: money market funds	470,066	50,449
Restricted cash: money market funds	5,875	5,165
Total assets	475,941	55,614
Liabilities
Convertible notes		0
Total liabilities	10,764	0
Fair Value, Recurring | Level 2
Assets
Cash equivalents: money market funds	0	0
Restricted cash: money market funds	0	0
Total assets	0	0
Liabilities
Convertible notes		0
Total liabilities	0	0
Fair Value, Recurring | Level 3
Assets
Cash equivalents: money market funds	0	0
Restricted cash: money market funds	0	0
Total assets	0	0
Liabilities
Convertible notes		101,212
Total liabilities	12,460	112,571
Fair Value, Recurring | Public Warrants | Level 1
Liabilities
Warrants	10,764
Fair Value, Recurring | Public Warrants | Level 2
Liabilities
Warrants	0
Fair Value, Recurring | Public Warrants | Level 3
Liabilities
Warrants	0
Fair Value, Recurring | Private Placement Warrants | Level 1
Liabilities
Warrants	0
Fair Value, Recurring | Private Placement Warrants | Level 2
Liabilities
Warrants	0
Fair Value, Recurring | Private Placement Warrants | Level 3
Liabilities
Warrants	$ 12,460
Fair Value, Recurring | Preferred Stock Warrant | Level 1
Liabilities
Warrants		0
Fair Value, Recurring | Preferred Stock Warrant | Level 2
Liabilities
Warrants		0
Fair Value, Recurring | Preferred Stock Warrant | Level 3
Liabilities
Warrants		$ 11,359